Pension And Postretirement Benefits (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension And Postretirement Benefits
Supplemental retirement plan - projected benefit obligation	$ (2,456)	$ (2,294)
Supplemental retirement plan - Accumulated benefit obligation	(2,392)	(2,223)
Supplemental retirement plan - Fair value of plan assets	$ 0	$ 0